Trade accounts receivable - net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Accounts Receivable [Line Items]
Account receivable for passenger charger fees	$ 1,949,995	$ 1,192,404	$ 1,032,800
Allowances for expected credit loss in customer balances	87,141	69,128	14,136
Allowances for doubtful accounts in arrears of payments	115,480	87,275	132,817
Allowances for doubtful accounts at reversal of bad debt	27,237	37,908	53,011
Allowance for doubtful accounts cancellations	$ 124	$ 6,106	$ 11,596
Top of Range [Member] | COVID-19 Pandemic [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Temporarily extended credit term			180 days